Mortgage loans (Details) (USD $)	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2013 property loan	Sep. 30, 2012	Sep. 30, 2013 property loan
Mortgage loans at fair value [Line Items]
Number of real estate properties acquired through foreclosure	43		74
Transfer of mortgage loans to real estate owned		$ 0	$ 10,598,000
Number of mortgage loans liquidated	55		93
Residential mortgage [Member] | Loans receivable [Member]
Mortgage loans at fair value [Line Items]
Due diligence costs	900,000		1,300,000
Transfer of mortgage loans to real estate owned	6,200,000		10,600,000
Gain on disposition of assets	1,900,000		4,000,000
Residential mortgage [Member] | Loans receivable [Member] | Mortgage loans on real estate, Pool one [Member]
Mortgage loans at fair value [Line Items]
Loans acquired, aggregate collateral market value			94,000,000
Residential mortgage [Member] | Loans receivable [Member] | Mortgage loans on real estate, Pool two [Member]
Mortgage loans at fair value [Line Items]
Loans acquired, aggregate collateral market value			39,000,000
Residential mortgage [Member] | Loans receivable [Member] | Mortgage Loans on Real Estate, Pool Three [Member]
Mortgage loans at fair value [Line Items]
Loans acquired, aggregate collateral market value			122,000,000
Residential mortgage [Member] | Loans receivable [Member] | Mortgage Loans on Real Estate, Pool four [Member]
Mortgage loans at fair value [Line Items]
Loans acquired, aggregate collateral market value			241,000,000
Residential mortgage [Member] | Loans receivable [Member] | Mortgage Loans on Real Estate, Pool five [Member]
Mortgage loans at fair value [Line Items]
Loans acquired, aggregate collateral market value			67,000,000
Residential mortgage [Member] | Loans receivable [Member] | Mortgage Loans on Real Estate, Pool six [Member]
Mortgage loans at fair value [Line Items]
Loans acquired, aggregate collateral market value			$ 404,000,000